SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Global Dividend Growth Fund

Investments are grouped by geographic region

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.0%

Asia - 7.4%

Australia - 4.4%
Atlassian Corp., PLC *	3,525	1,035,751
BHP Group, Ltd. ADR	6,150	475,087
Macquarie Group, Ltd.	3,900	589,813

		2,100,651

Japan - 2.0%
Astellas Pharma, Inc.	29,900	467,185
Recruit Holdings Co., Ltd.	10,800	469,228

		936,413

Singapore - 1.0%
Singapore Technologies Engineering, Ltd.	158,600	480,407

Europe - 30.7%

France - 1.0%
Faurecia SE	9,175	238,630
Safran SA, ADR	7,700	226,380

		465,010

Germany - 4.8%
adidas AG	835	194,577
Allianz SE, ADR	35,000	832,300
Deutsche Post AG	4,050	193,395
Infineon Technologies AG	6,425	217,358
Muenchener Rueckversicherungs AG	650	173,771
Siemens AG	4,350	602,333
Siemens Energy AG	1,600	36,401

		2,250,135

Ireland - 5.8%
Accenture, PLC	3,675	1,239,320
Linde, PLC	1,475	471,159
Medtronic, PLC	6,200	687,890
Trane Technologies, PLC	2,175	332,123

		2,730,492

Spain - 1.4%
Iberdrola SA	60,400	660,171

Sweden - 0.5%
Telefonaktiebolaget LM Ericsson, ADR	26,975	246,551

Switzerland - 7.8%
Chubb, Ltd.	2,650	566,835
Logitech International SA	9,625	710,133
Lonza Group AG	950	688,374
Nestle SA	6,075	789,863
Partners Group Holding AG	725	897,697

		3,652,902

United Kingdom - 9.4%
AstraZeneca, PLC, ADR	15,400	1,021,636
BAE Systems, PLC	74,675	701,307
Diageo, PLC, ADR	4,225	858,267
HomeServe, PLC	33,725	373,473
London Stock Exchange Group, PLC	6,875	716,929
RELX, PLC	17,550	545,972

Name of Issuer	Quantity	Fair Value ($)

Shell, PLC, ADR	4,300	236,199

		4,453,783

North America - 59.9%

United States - 59.9%
Abbott Laboratories	7,400	875,864
AbbVie, Inc.	3,450	559,280
AES Corp.	5,100	131,223
Alphabet, Inc. - Class A *	450	1,251,607
Apple, Inc.	19,200	3,352,512
Applied Materials, Inc.	8,175	1,077,465
Arthur J Gallagher & Co.	3,775	659,115
Bank of America Corp.	16,300	671,886
Broadcom, Inc.	1,825	1,149,166
Constellation Brands, Inc.	2,750	633,380
CVS Health Corp.	6,625	670,516
Equifax, Inc.	1,000	237,100
Euronet Worldwide, Inc. *	2,800	364,420
FedEx Corp.	1,950	451,211
Goldman Sachs Group, Inc.	1,400	462,140
Home Depot, Inc. *	2,550	763,292
Honeywell International, Inc.	3,200	622,656
Johnson & Johnson	6,925	1,227,318
JPMorgan Chase & Co.	7,350	1,001,952
Lockheed Martin Corp.	1,565	690,791
McDonald’s Corp.	1,860	459,941
Microsoft Corp.	10,725	3,306,625
Mondelez International, Inc.	7,100	445,738
Otis Worldwide Corp.	3,875	298,181
PepsiCo, Inc.	5,775	966,619
salesforce.com, Inc. *	725	153,932
Scotts Miracle-Gro Co.	2,675	328,918
Sherwin-Williams Co.	1,875	468,038
Starbucks Corp.	6,000	545,820
T Rowe Price Group, Inc.	2,450	370,415
Thermo Fisher Scientific, Inc.	1,175	694,014
Union Pacific Corp.	4,050	1,106,501
UnitedHealth Group, Inc.	1,625	828,701
Waste Management, Inc.	5,100	808,350
WEC Energy Group, Inc.	6,150	613,831

		28,248,518

Total Common Stocks (cost: $25,650,813)		46,225,033

Short-Term Securities - 2.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.12% (cost $970,899)	970,899	970,899

Total Investments in Securities - 100.1% (cost $26,621,712)		47,195,932

Other Assets and Liabilities, net - (0.1)%		(69,290)

Total Net Assets - 100.0%		$47,126,642

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

MARCH 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Global Dividend Growth Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	16.6%
Finance	14.7
Electronic Technology	14.3
Health Technology	13.2
Producer Manufacturing	9.0
Consumer Non-Durables	8.2
Transportation	3.7
Consumer Services	3.3
Retail Trade	3.0
Utilities	3.0
Process Industries	2.7
Health Services	1.8
Industrial Services	1.7
Commercial Services	1.3
Non-Energy Minerals	1.0
Energy Minerals	0.5
Short-Term Securities	2.1

100.1
Other Assets and Liabilities, net	(0.1)

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks

Australia	1,510,838	589,813	—	2,100,651

France	226,380	238,630	—	465,010

Germany	832,300	1,417,835	—	2,250,135

Ireland	2,730,492	—	—	2,730,492

Japan	—	936,413	—	936,413

Singapore	—	480,407	—	480,407

Spain	—	660,171	—	660,171

Sweden	246,551	—	—	246,551

Switzerland	1,276,968	2,375,934	—	3,652,902

United Kingdom	2,489,575	1,964,208	—	4,453,783

United States	28,248,518	—	—	28,248,518

Short-Term Securities	970,899	—	—	970,899

Total:	38,532,521	8,663,411	—	47,195,932

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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